Segment Information - Reconciliation to consolidated revenues and operating income of continuing operations (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Information
Revenue	$ 58,878,150	$ 62,260,864	$ 66,222,836
Reconciliation of operating segment income to consolidated operating income:
Depreciation and amortization	(17,160,521)	(20,510,853)	(21,107,312)
Other expense, net	(1,013,824)	(4,554,900)	(913,801)
Operating income (loss)	4,224,892	(2,818,861)	1,857,795
Residential
Segment Information
Revenue	42,181,601	42,960,423	44,110,948
Satellite
Segment Information
Revenue	12,396,984	15,034,659	17,582,229
Enterprise
Segment Information
Revenue	4,299,565	4,265,782	4,529,659
Operating segment
Segment Information
Revenue	58,878,150	62,260,864	66,222,836
Reconciliation of operating segment income to consolidated operating income:
Operating income (loss)	23,021,884	23,157,927	25,030,497
Debt not allocated to segments
Reconciliation of operating segment income to consolidated operating income:
Corporate expenses	(448,896)	(756,045)	(1,031,223)
Intersegment
Reconciliation of operating segment income to consolidated operating income:
Operating income (loss)	(173,751)	(154,990)	(120,366)
Consolidated Revenues
Segment Information
Revenue	58,878,150	62,260,864	66,222,836
Reconciliation of operating segment income to consolidated operating income:
Operating income (loss)	$ 4,224,892	$ (2,818,861)	$ 1,857,795